Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation and amortization expense	$ 643,265	$ 313,554	$ 134,350
Amortization expense	$ 370,807	$ 186,974	$ 48,746